Significant accounting policies (Narrative) (Details) $ in Thousands	Dec. 31, 2018 CAD ($) day	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statements [Line Items]
Cash and cash equivalents	$ 20,832	$ 28,361	$ 50,473
Guaranteed investment certificates [Member]
Statements [Line Items]
Cash and cash equivalents	$ 0	$ 8,800
Investment maturity | day	90